Geographic information (Tables)	12 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
The geographic segmentation of the Company's assets and sales
The geographic segmentation of the Company’s assets is as follows:

	2025				2024

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	9,975	5,562	36,557	797,962	12,217	6,900	—	1,349,235
United States	281	—	119,960	—	698	—	179,563	—
United Kingdom	1,179	1,449	—	—	1,625	2,434	—	—
Switzerland	168	61	3,025	—	297	848	370	—
New Zealand	1,399	713	—	—	1,878	921	42,004	—
Other	4,100	4,929	—	—	3,781	5,972	5,094	—

Geographic sales based on customer location are detailed as follows:

	2025	2024
	$	$

United States	693,659	616,628
Canada	90,365	65,073
Australia	80,831	67,288
United Kingdom	59,567	47,233
Other	152,404	113,048